THE COMPANY AND BASIS OF PRESENTATION (Details Narrative) - USD ($)						1 Months Ended
	May 13, 2022	May 02, 2022	Apr. 29, 2022	Apr. 26, 2022	Apr. 21, 2022	Jan. 31, 2024
2022 Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized					125,000
Jeffrey Thramann [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					75,301
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Units issued new, shares				2,165,000
Units per share price				$ 4.35
Unit description				Each unit consisted of (i) one share of common stock (equivalent to 0.0625 of a common share following the 2024 Split) and (ii) one warrant to purchase one share of common stock (adjusted to 0.0625 of a common share following the 2024 Split) with a per share exercise price of $4.35 (adjusted to $69.60 following the 2024 Split).
Proceeds from Issuance Initial Public Offering				$ 8,600,000
IPO [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				20,297
IPO [Member] | David Neal [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Labor and Related Expense			$ 100,000
IPO [Member] | James Peacock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Labor and Related Expense	$ 130,000
IPO [Member] | Secured Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest converted, shares issued					26,673
IPO [Member] | Common Stock Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock converted, shares issued					3,776
Interest converted, shares issued					26,673
IPO [Member] | Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock converted, shares issued					204,945
IPO [Member] | Preferred Stock Series [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dividends converted, shares issued					61,527
IPO [Member] | Common Stock Warrant [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				10,825
2022 Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse Stock Split					1-for-7.47 reverse stock split
Indexed Milestone Payment Obligation [Member] | IPO [Member] | UCSF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Other Operating Activities		$ 123,828
2024 Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse Stock Split						one-for-sixteen (the “2024 Stock Split”)